Summary of Principal Accounting Policies (Details) ¥ in Thousands		6 Months Ended					12 Months Ended
	Sep. 30, 2024 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 06, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 28, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Oct. 26, 2022 USD ($)
Summary of Principal Accounting Policies [Line Items]
Accumulated deficits	¥ (3,856,801)	¥ (4,534,513)		¥ (3,856,801)				$ (624,873,000)
Net cash used in operating activities from continuing operations		(7,948)			¥ (2,088)
Current liabilities exceeded current assets, amount	1,271,179	1,285,045		1,271,179
Revenues		¥ 175,675	$ 24,209,000		76,744
Principal amount (in Dollars) | $										$ 27,342,000
Cash requirements (in Dollars) | $														$ 300,000,000
Reserve registered capital percentage		10.00%	10.00%
Non-current restricted cash	5,000	¥ 5,000		5,000				689,000
Allowance for credit loss	191	40		191
Advances to suppliers	13,745	15,258		13,745
Allowance for the doubtful accounts (in Dollars)	191	40		191									¥ 277
Goodwill	709,240	64,332		709,240	1,284,218			$ 8,865,000				¥ 1,284,218
Impairment losses on goodwill	574,978	644,908	$ 88,871,000	574,978
Impairment of ROU assets (in Dollars) | $
Revenues		175,675			76,744
Cost of revenue		¥ 171,379	$ 23,617,000		¥ 72,555
Tax benefit largest amount		50.00%	50.00%
CODM, description		The Company’s CODM has been identified as the Chief Executive Officer who reviews the unaudited condensed consolidated results of operations when making decisions about allocating resources and assessing performance of the Company. The Company operates and manages its business as a single operating segment.	The Company’s CODM has been identified as the Chief Executive Officer who reviews the unaudited condensed consolidated results of operations when making decisions about allocating resources and assessing performance of the Company. The Company operates and manages its business as a single operating segment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		Chief Executive Officer [Member]	Chief Executive Officer [Member]
Rendering services [Member]
Summary of Principal Accounting Policies [Line Items]
Value added tax percentage		6.00%						6.00%
Cash [Member]
Summary of Principal Accounting Policies [Line Items]
Non-current restricted cash	¥ 5,000	¥ 5,000		¥ 5,000
Variable Interest Entity, Primary Beneficiary [Member]
Summary of Principal Accounting Policies [Line Items]
Variable interest entities percentage of consolidate revenues (in Dollars) | $						$ 1,531,000
Alpha Mind [Member]
Summary of Principal Accounting Policies [Line Items]
Goodwill											¥ 1,284,218
United State [Member]
Summary of Principal Accounting Policies [Line Items]
Foreign currency exchange rate		1.00						1.00
RMB [Member]
Summary of Principal Accounting Policies [Line Items]
Foreign currency exchange rate		7.2203						7.2203
RMB [Member] | PRC [Member]
Summary of Principal Accounting Policies [Line Items]
Foreign currency exchange rate		7.2567						7.2567